Securities - Net Securities Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities [Abstract]
Realized gross gains	$ 28	$ 46	$ 23
Realized gross losses	(23)	(13)	(39)
Recognized gross impairments	0	0	(2)
Total net securities gains (losses)	$ 5	$ 33	$ (18)